As filed with the Securities and Exchange Commission on 11/16/2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811- 03758

MATRIX ADVISORS VALUE FUND, INC.

747 Third Avenue, 31st Floor, New York, NY 10017

David A. Katz
747 Third Avenue, 31st Floor
New York, NY 10017

1 (800) 366-6223

Copies to:

Carol Gehl
Godfrey & Kahn, S.C.
708 N. Water St.
Milwaukee, WI 53202

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

Matrix Advisors Value Fund, Inc.
Schedule of Investments
September 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 99.8%
Bank (Money Center): 3.5%
85,000	JPMorgan Chase & Co.	$2,560,200
Bank (Processing): 4.7%
48,300	Bank Of New York Mellon Corp.	897,897
80,500	State Street Corp.	2,588,880
		3,486,777
Bank (Regional): 2.2%
78,000	BB&T Corp.	1,663,740
Bank (Super Regional): 4.0%
124,500	Wells Fargo & Co.	3,002,940
Beverages: 0.5%
5,000	The Coca-Cola Co.	337,800
Communications Equipment: 3.2%
70,000	Harris Corp.	2,391,900
Computer Software and Services: 3.5%
106,000	Microsoft Corp.	2,638,340
Computers and Peripherals: 3.8%
200,000	Dell, Inc.*	2,830,000
Drug (Generic): 1.3%
26,500	Teva Pharmaceutical Industries, Ltd. - ADR	986,330
Drug Store: 5.4%
49,700	CVS Caremark Corp.	1,668,926
70,500	Walgreen Co.	2,318,745
		3,987,671
Electrical Components: 5.4%
193,000	Corning, Inc.	2,385,480
57,000	TE Connectivity Ltd.	1,603,980
		3,989,460
Financial Services: 5.6%
39,000	American Express Co.	1,751,100
158,000	Western Union Co.	2,415,820
		4,166,920
Food Processing: 2.7%
82,000	Archer Daniels Midland Co.	2,034,420
Hotels/Gaming/Cruise Lines: 2.4%
60,000	Carnival Corp.	1,818,000
Household Products: 2.2%
26,100	The Procter & Gamble Co.	1,648,998
Human Resources: 2.0%
210,000	Monster Worldwide, Inc.*	1,507,800
Insurance (Diversified): 3.2%
85,500	Metlife, Inc.	2,394,855

Internet: 4.8%
91,000	eBay, Inc.*	2,683,590
34,000	Expedia, Inc.	875,500
		3,559,090
Medical Supplies: 6.5%
62,000	St. Jude Medical, Inc.	2,243,780
48,500	Zimmer Holdings, Inc.*	2,594,750
		4,838,530

Metals and Mining: 2.5%
196,000	Alcoa, Inc.	1,875,720
Oil/Gas (Domestic): 3.3%
44,000	Devon Energy Corp.	2,439,360
Oil & Gas Services: 3.2%
57,000	Tidewater, Inc.	2,396,850
Petroleum (Integrated): 7.5%
27,500	Chevron Corp.	2,544,300
48,000	ConocoPhillips	3,039,360
		5,583,660
Petroleum (Refining): 2.2%
91,000	Valero Energy Corp.	1,617,980
Retail (Special Lines): 3.2%
178,000	Staples, Inc.	2,367,400
Securities Brokerage: 2.9%
110,500	Morgan Stanley	1,491,750
55,200	The Charles Schwab Corp.	622,104
		2,113,854
Semiconductor: 2.9%
70,000	Analog Devices, Inc.	2,187,500
		2,187,500
Telecommunications (Equipment): 3.6%
171,000	Cisco Systems, Inc.	2,648,790
Telecommunications (Foreign): 1.6%
45,000	Vodafone Group PLC	1,154,250

TOTAL COMMON STOCKS (Cost $85,263,258)		74,229,135

SHORT TERM INVESTMENTS: 0.4%
326,365	Fidelity Institutional Money Market Portfolio	326,365

TOTAL SHORT TERM INVESTMENTS (Cost $326,365)		326,365

TOTAL INVESTMENTS (Cost $85,589,623): 100.2%		74,555,500
LIABILITIES IN EXCESS OF OTHER ASSETS: (0.2)%		(119,314)
TOTAL NET ASSETS: 100.0%		$74,436,186

*Non-Income Producing

The cost basis of investment for federal income tax purposes at September 30, 2011, was as follows+:

Cost of investments	$85,589,623
Gross unrealized appreciation	5,072,370
Gross unrealized depreciation	(16,106,492)
Net unrealized depreciation	$(11,034,123)

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Funds follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayments speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability , to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2011 for the Fund assets and liablities measured at fair value:
Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity
Common Stock	$74,229,135	$-	$-	$74,229,135
Total Equity	$74,229,135	$-	$-	$74,229,135
Short-Term Investments	$326,365	$-	$-	$326,365
Total Investments in Securities	$74,555,500	$-	$-	$74,555,500
As of September 30, 2011, there were no significant transfers between Level 1 and Level 2.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matrix Advisors Value Fund, Inc.

By  /s/ David A. Katz
       David A. Katz, President and Treasurer

Date  11/14/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ David A. Katz
       David A. Katz, President and Treasurer

Date  11/14/2011